CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Consolidated Balance Sheets
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized	1,750,000,000	1,750,000,000	1,750,000,000	1,750,000,000
Common shares, shares issued	262,776,552	180,502,443	167,952,595	50,109,036
Common shares, shares outstanding	262,776,552	180,502,443	167,952,595	50,109,036